3. SIGNIFICANT ACCOUNTING POLICIES: j) Financial instruments (Policies)	12 Months Ended
Dec. 31, 2019
Policies
j) Financial instruments	j)Financial instruments

The following financial assets are classified as measured at amortized cost - cash, due from optionees, certain other receivables and property deposits.

The following financial liabilities are classified as measured at amortized cost – accounts payable and accrued liabilities, accounts payable owed by optionees, due to related parties and long-term loan.

The classification of financial assets is based on how an entity manages its financial instruments and the contractual cash flow characteristics of the financial asset. Transaction costs with respect to financial instruments classified as fair value through profit or loss are recognized as an adjustment to the cost of the underlying instruments.

The Company’s financial assets are classified into one of the following two measurement categories:

Financial assets held within a business model for the purpose of collecting contractual cash flows (“held to collect”) that represent solely payments of principal and interest (“SPPI”) are measured at amortized cost. Financial assets held within a business model where assets are both held for the purpose of collecting contractual cash flows or sold prior to maturity and the contractual cash flows represent solely payments of principal and interest are measured at FVPL.